Commitments and Contingent Liabilities (Details 1) - Vehicles Lease Agreements [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
2019	$ 89
2020	47
2021 and thereafter	$ 12